SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Jun. 30, 2023
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS

		(Additions) / Deductions
	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Period
Year Ended June 30, 2023
Allowance for doubtful accounts / credit losses	$(3,710)	$(81)	$—	$3,319	$(472)
Deferred tax valuation allowance	(151,043)	34,147	21,544 (a)	—	(95,352)

	$(154,753)	$34,066	$21,544	$3,319	$(95,824)

Year Ended June 30, 2022
Allowance for doubtful accounts / credit losses	$(4,167)	$(166)	$—	$623	$(3,710)
Deferred tax valuation allowance	(119,135)	(31,679)	(229)	—	(151,043)

	$(123,302)	$(31,845)	$(229)	$623	$(154,753)

Year Ended June 30, 2021
Allowance for doubtful accounts / credit losses	$(3,926)	$(887)	$—	$646	$(4,167)
Deferred tax valuation allowance	(39,030)	(70,501)	(9,604)	—	(119,135)

	$(42,956)	$(71,388)	$(9,604)	$646	$(123,302)

(a)
Prior to the MSGE Distribution, the Company’s collection for ticket sales, sponsorships and suite rentals in advance were recorded as deferred revenue and were recognized as revenues when earned for both accounting and tax purposes. The tax recognition on most of these deferred revenues was accelerated to the date of the MSGE Distribution and is the responsibility of Sphere Entertainment. The Company will not reimburse Sphere Entertainment for such taxes. At the time of the MSGE Distribution, the Company recorded a deferred tax asset and a corresponding valuation allowance of $71,395 with regard to the deferred revenue acceleration for income tax purposes. Additionally, the Company’s historical consolidated and combined financial statements for periods prior to the MSGE Distribution reflect net operating losses (“NOLs”) and tax credits calculated on a separate return basis. These NOL carryforwards were calculated as if the Company operated as a separate stand-alone entity. Due to the MSGE Distribution, the NOLs and tax credits did not carry over to the Company in the amount of $106,272 and was recorded to deferred tax liability with an equal and offsetting entry to the valuation allowance. Additionally, $13,333 was recorded related to other deferred taxes with an equal and offsetting entry to the valuation allowance.